Fees Summary	Mar. 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 216,251,377.83
Total Fee Amount	29,864.32
Total Offset Amount	0.00
Net Fee	$ 29,864.32
Offering Table N/A
Offset Table N/A	N/A